J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated December 14, 2022

to the current Summary Prospectuses, Prospectuses and Statement of Additional Information

Effective December 31, 2022, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Murray	2004	Managing Director
Shane Duffy	2013	Managing Director
James Sutton	2020	Executive Director
Zenah Shuhaiber	2022	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — International Equity Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

International Equity Fund

The portfolio management team is led by Thomas Murray, a Managing Director and CFA charterholder. Shane Duffy, a Managing Director and CFA charterholder, James Sutton, an Executive Director and CFA charterholder, and Zenah Shuhaiber, an Executive Director and CFA charterholder, assist Mr. Murray in the day-to-day management of the Fund. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since March 2004. Mr. Duffy has worked at JPMIM or its affiliates (or one of their predecessors) since 1999 and has been a portfolio manager of the Fund since July 2013. Mr. Sutton has worked at JPMIM or its affiliates (or one of their predecessors) since 2010 and has been a portfolio manager of the Fund since December 2020. Ms. Shuhaiber has worked at JPMIM or its affiliates (or one of their predecessors) since 2005 and has been a portfolio manager of the Fund since December 2022.

In addition, effective December 31, 2022, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan International Equity Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2021.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
Thomas Murray	14	$6,424,935	6	$3,957,688	24	$9,476,061
Shane Duffy	12	6,214,331	6	3,957,688	22	7,348,335
James Sutton	1	511,211	3	2,225,713	0	0
Zenah Shuhaiber[1]	2	294,023	6	1,913,457	2	758,464

1	As of 10/31/2022.

SUP-IE-PM-1222

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2021.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
Thomas Murray	0	$0	0	$0	3	$851,815
Shane Duffy	0	0	0	0	4	1,361,686
James Sutton	0	0	0	0	0	0
Zenah Shuhaiber[1]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

1	As of 10/31/2022.

In addition, effective December 31, 2022, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan International Equity Fund is deleted in its entirety and replaced with the following:

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2021. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Fund
Thomas Murray						X
Shane Duffy	X
James Sutton			X
Zenah Shuhaiber[1]	X

1	As of 10/31/2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE